Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Property Plant And Equipment [Line Items]
Schedule of Vessels

December 31, 2019	Cost	Accumulated depreciation	Net book value
Vessels	$8,018.5	$2,311.4	$5,707.1

December 31, 2018	Cost	Accumulated depreciation	Net book value
Vessels	$8,004.0	$2,077.7	$5,926.3